Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 4,124,212	$ 11,923,301
Amount recognized in statements of operations [Abstract]
Ending balance	3,781,084	4,124,212
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	2,544,881
Amount recognized in statements of operations [Abstract]
Ending balance	2,167,826	2,544,881
Effects from unrealized gains from fair value measurements	0	0
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,118,250	8,028,276
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	(161,411)	941,957
Amount recognized in statements of operations [Abstract]
Loss on revaluation of vessels	0	(56,213)
Total gains (losses) recognized in other comprehensive income and in statements of operations	(161,411)	885,744
Additions and disposals, net	(174,166)	(7,795,770)
Ending balance	782,673	1,118,250
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,426,631	1,314,057
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	0	0
Amount recognized in statements of operations [Abstract]
Loss on revaluation of vessels	0	0
Total gains (losses) recognized in other comprehensive income and in statements of operations	0	0
Additions and disposals, net	(41,478)	112,574
Ending balance	$ 1,385,153	$ 1,426,631